Cover	6 Months Ended
Jun. 30, 2024
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	IMUNON, INC.
Entity Central Index Key	0000749647
Entity Tax Identification Number	52-1256615
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	997 Lenox Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Lawrenceville
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08648
City Area Code	(609)
Local Phone Number	896-9100
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Document Creation Date	Aug. 29, 2024
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	997 Lenox Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Lawrenceville
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08648
City Area Code	(609)
Local Phone Number	896-9100
Contact Personnel Name	Michael H. Tardugno